Off Balance Sheet Risk Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk Commitments and Contingencies [Abstract]
Outstanding Commitments to Originate Loans
	December 31
	2012	2011

Commitments to grant loans	$9,498	$9,783
Unfunded commitments under lines of credit	13,074	14,485
Commercial and standby letters of credit	4	150